Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2012
Entity Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Oct. 02, 2013
Document Effective Date	Oct. 02, 2013
Prospectus Date	Dec. 31, 2012
American Beacon Zebra Global Equity Fund | American Beacon Zebra Global Equity Fund | A Class
Risk/Return:
Trading Symbol	AZLAX
American Beacon Zebra Global Equity Fund | American Beacon Zebra Global Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	AZLIX
American Beacon Zebra Global Equity Fund | American Beacon Zebra Global Equity Fund | Y Class
Risk/Return:
Trading Symbol	AZLYX
American Beacon Zebra Global Equity Fund | American Beacon Zebra Global Equity Fund | Investor Class
Risk/Return:
Trading Symbol	AZLPX
American Beacon Zebra Global Equity Fund | American Beacon Zebra Global Equity Fund | C Class
Risk/Return:
Trading Symbol	AZLCX
American Beacon Zebra Small Cap Equity Fund | American Beacon Zebra Small Cap Equity Fund | A Class
Risk/Return:
Trading Symbol	AZSAX
American Beacon Zebra Small Cap Equity Fund | American Beacon Zebra Small Cap Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	AZSIX
American Beacon Zebra Small Cap Equity Fund | American Beacon Zebra Small Cap Equity Fund | Y Class
Risk/Return:
Trading Symbol	AZSYX
American Beacon Zebra Small Cap Equity Fund | American Beacon Zebra Small Cap Equity Fund | Investor Class
Risk/Return:
Trading Symbol	AZSPX
American Beacon Zebra Small Cap Equity Fund | American Beacon Zebra Small Cap Equity Fund | C Class
Risk/Return:
Trading Symbol	AZSCX
American Beacon Flexible Bond Fund | American Beacon Flexible Bond Fund | A Class
Risk/Return:
Trading Symbol	AFXAX
American Beacon Flexible Bond Fund | American Beacon Flexible Bond Fund | C Class
Risk/Return:
Trading Symbol	AFXCX
American Beacon Flexible Bond Fund | American Beacon Flexible Bond Fund | Institutional Class
Risk/Return:
Trading Symbol	AFXIX
American Beacon Flexible Bond Fund | American Beacon Flexible Bond Fund | Y Class
Risk/Return:
Trading Symbol	AFXYX
American Beacon Flexible Bond Fund | American Beacon Flexible Bond Fund | Investor Class
Risk/Return:
Trading Symbol	AFXPX